DISCONTINUED OPERATIONS - Significant cash flow items (Details) - Discontinued Operations, Disposed of by Sale - Dell Software Group $ in Millions	12 Months Ended
Feb. 03, 2017 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total depreciation and amortization	$ 32
Total capital expenditures	$ 82